Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following:
	December 31, 2023	June 30, 2023
	(Unaudited)
Payroll and welfare payable	$29,588	$30,534
Other current liabilities	116,067	114,515
Accrued expenses and other current liabilities	$145,655	$145,049